Total
T. Rowe Price U.S. Treasury Intermediate Index Fund
U.S. Treasury Intermediate Index Fund
Investment Objective(s)
The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price U.S. Treasury Intermediate Index Fund - USD ($)	Investor Class		I Class	Z Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price U.S. Treasury Intermediate Index Fund	Investor Class	I Class		Z Class
Management fees	0.06%	0.06%		0.06%
Other expenses	0.21%	0.09%	[1]	0.05%
Total annual fund operating expenses	0.27%	0.15%		0.11%
Fee waiver/expense reimbursement	none	(0.04%)	[1]	(0.11%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.27%	0.11%	[1]	none	[2]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - T. Rowe Price U.S. Treasury Intermediate Index Fund - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 28	$ 11	none
3 Years	87	44	none
5 Years	152	80	none
10 Years	$ 343	$ 187	none

Portfolio Turnover

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 141.1% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to track the investment returns of its benchmark index, the Bloomberg U.S. 4-10 Year Treasury Bond Index (Index). Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (including any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The remainder of the portfolio may be invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity is expected to normally range between three and ten years, and it will vary consistent with the weighted average maturity of the Index. As of May 31, 2024, the fund’s weighted average maturity was 5.98 years.

The Index consists of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities between four and ten years. To be eligible for inclusion in the Index, a security must be an obligation of the U.S. Treasury, rated investment grade, have a fixed rate coupon or zero coupon with at least $250 million or more of outstanding face value, and have greater than four years and less than ten years remaining to maturity. The Index is market value weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which Index returns are calculated for the next month. As of May 31, 2024, there were 78 securities in the Index.

The adviser does not attempt to fully replicate the Index for the fund by holding each of the bonds represented in the Index. The portfolio is structured to maintain an investment and risk profile, and overall characteristics, similar to the Index. However, the adviser seeks to closely track the returns of the Index and more efficiently replicate the key risk factors of the Index (such as maturity, duration, and credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and making small tactical bets on inflation, duration, and yield curve positioning. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury Inflation Protected Securities.

The fund may use a variety of derivatives, such as futures, options, and swaps, for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and U.S. Treasury futures, and options on those instruments, to manage duration and tactically gain or limit exposure to certain areas of the markets.

The fund buys and sells U.S. Treasury futures, which are futures contracts collateralized by U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury securities, help realign the portfolio with the Index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the fund. Investments in U.S. Treasury futures will be counted toward the fund’s 80% investment policies. Interest rate futures are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration.

The fund’s investments may also include other securities that are backed by the full faith and credit of the U.S. government (including, but not limited to, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. government agencies).

Principal Risks
Risk Table - T. Rowe Price U.S. Treasury Intermediate Index Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Interest rates

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

Index investing

Index investing: Because the fund is managed to track the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for interest rates and U.S. Treasury securities.

Tracking error

Tracking error: The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund does not attempt to fully replicate its benchmark index, which increases the potential for the fund’s performance to deviate from that of its index.

Fixed income markets

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Derivatives

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues, such as settlement issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

Liquidity

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Portfolio turnover

Portfolio turnover: High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Credit quality

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. The fund should have relatively low credit risk because it invests only in securities backed by the U.S. government and other investments involving such securities.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the six months ended 6/30/24 was -0.67%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/20	7.51%	Worst Quarter	3/31/22	-5.66%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price U.S. Treasury Intermediate Index Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			2.98%	0.17%	0.92%			Sep. 29, 1989
Investor Class | After Taxes on Distributions			1.52%	(0.67%)	0.08%
Investor Class | After Taxes on Distributions and Sales			1.75%	(0.20%)	0.38%
I Class			3.14%	0.32%		0.43%		May 03, 2017
Z Class			3.26%			(3.77%)		Feb. 22, 2021
Bloomberg U.S. Aggregate Bond Index	[1]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index	[2]					1.13%
Bloomberg U.S. Aggregate Bond Index			5.53%	1.10%	1.81%	(2.78%)	[3]
Bloomberg U.S. 4-10 Year Treasury Bond Index		Bloomberg U.S. 4-10 Year Treasury Bond Index
Bloomberg U.S. 4-10 Year Treasury Bond Index	[2]					0.80%
Bloomberg U.S. 4-10 Year Treasury Bond Index			4.21%	0.76%	1.50%	(3.17%)	[3]
Lipper General U.S. Treasury Funds Average		Lipper General U.S. Treasury Funds Average
Lipper General U.S. Treasury Funds Average	[4]					(0.10%)
Lipper General U.S. Treasury Funds Average			3.56%	(0.62%)	1.81%	(6.14%)	[5]
[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 5/3/17.
[3]	Return since 2/22/21.
[4]	Return since 4/30/17.
[5]	Return since 2/28/21.

Updated performance information is available through troweprice.com.